Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2017	Dec. 31, 2016
Compensation And Retirement Disclosure [Abstract]
Discount rate	1.625%	1.375%
Rate of compensation increase	2.00%	2.00%